Investment Objectives and Goals	Oct. 31, 2025
abrdn Funds | abrdn Dynamic Dividend Fund
Prospectus [Line Items]
Objective [Heading]	Objective
Objective, Primary [Text Block]
The abrdn Dynamic Dividend Fund (the “Dynamic Dividend Fund” or the “Fund”) seeks high current dividend income that qualifies for the reduced U.S. federal income tax rates created by the “Jobs and Growth Tax Relief Reconciliation Act of 2003,” while also focusing on total return for long-term growth of capital.

abrdn Funds | abrdn Emerging Markets ex-China Fund
Prospectus [Line Items]
Objective [Heading]	Objective
Objective, Primary [Text Block]	The abrdn Emerging Markets ex-China Fund (the “Emerging Markets ex-China Fund” or the “Fund”) seeks long-term capital growth.
abrdn Funds | abrdn Emerging Markets Fund
Prospectus [Line Items]
Objective [Heading]	Objective
Objective, Primary [Text Block]	The abrdn Emerging Markets Fund (the “Emerging Markets Fund” or the “Fund”) seeks long-term capital appreciation.
abrdn Funds | abrdn Global Infrastructure Fund
Prospectus [Line Items]
Objective [Heading]	Objective
Objective, Primary [Text Block]	The abrdn Global Infrastructure Fund (the “Global Infrastructure Fund” or the “Fund”) seeks capital appreciation. Current income is a secondary objective.
abrdn Funds | abrdn High Income Opportunities Fund
Prospectus [Line Items]
Objective [Heading]	Objective
Objective, Primary [Text Block]
The abrdn High Income Opportunities Fund (the “High Income Opportunities Fund” or the “Fund”) seeks to maximize total return, principally through a high level of current income, and secondarily through capital appreciation.

abrdn Funds | abrdn Infrastructure Debt Fund
Prospectus [Line Items]
Objective [Heading]	Objective
Objective, Primary [Text Block]	The abrdn Infrastructure Debt Fund (the “Infrastructure Debt Fund” or the “Fund”) seeks a high level of current income with a secondary objective of capital appreciation.
abrdn Funds | abrdn Real Estate Fund
Prospectus [Line Items]
Objective [Heading]	Objective
Objective, Primary [Text Block]	The abrdn Real Estate Fund (the “Real Estate Fund” or the “Fund”) seeks a high level of current income. Capital appreciation is a secondary objective.
abrdn Funds | abrdn Short Duration High Yield Municipal Fund
Prospectus [Line Items]
Objective [Heading]	Objective
Objective, Primary [Text Block]	The abrdn Short Duration High Yield Municipal Fund (the “Short Duration High Yield Municipal Fund” or the “Fund”) seeks a high level of current income exempt from federal income tax.
abrdn Funds | abrdn U.S. Small Cap Equity Fund
Prospectus [Line Items]
Objective [Heading]	Objective
Objective, Primary [Text Block]	The abrdn U.S. Small Cap Equity Fund (the “U.S. Small Cap Equity Fund” or the “Fund”) seeks long-term capital appreciation.
abrdn Funds | abrdn U.S. Sustainable Leaders Fund
Prospectus [Line Items]
Objective [Heading]	Objective
Objective, Primary [Text Block]	The abrdn U.S. Sustainable Leaders Fund (the “U.S. Sustainable Leaders Fund” or the “Fund”) seeks long-term capital appreciation.
abrdn Funds | abrdn Ultra Short Municipal Income Fund
Prospectus [Line Items]
Objective [Heading]	Objective
Objective, Primary [Text Block]	The abrdn Ultra Short Municipal Income Fund (the “Ultra Short Municipal Income Fund” or the “Fund”) seeks high after-tax current income consistent with preservation of capital.
abrdn Multi Fund ETF | abrdn Emerging Markets Dividend Active ETF
Prospectus [Line Items]
Objective [Heading]	Objective
Objective, Primary [Text Block]	The abrdn Emerging Markets Dividend Active ETF (the “Emerging Markets Dividend Active ETF” or the “Fund”) seeks total return consisting of income and long-term capital appreciation.
abrdn Multi Fund ETF | abrdn Focused U.S. Small Cap Active ETF
Prospectus [Line Items]
Objective [Heading]	Objective
Objective, Primary [Text Block]	The abrdn Focused U.S. Small Cap Active ETF (the “Focused U.S. Small Cap Active ETF” or the “Fund”) seeks long-term capital appreciation.
abrdn Multi Fund ETF | abrdn International Small Cap Active ETF
Prospectus [Line Items]
Objective [Heading]	Objective
Objective, Primary [Text Block]	The abrdn International Small Cap Active ETF (the “International Small Cap Active ETF” or the “Fund”) seeks long-term growth of capital.
abrdn Multi Fund ETF | abrdn Ultra Short Municipal Income Active ETF
Prospectus [Line Items]
Objective [Heading]	Objective
Objective, Primary [Text Block]	The abrdn Ultra Short Municipal Income Active ETF (the “Ultra Short Municipal Income Active ETF” or the “Fund”) seeks high after-tax current income consistent with preservation of capital.
abrdn EM SMA Completion Fund | abrdn EM SMA Completion Fund
Prospectus [Line Items]
Objective [Heading]	Objective
Objective, Primary [Text Block]	The abrdn EM SMA Completion Fund (the “EM SMA Completion Fund” or the “Fund”) seeks long term capital appreciation.